Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets other than goodwill	$ 13,602,920		$ 17,088,277
Expenses related to unsuccessful wells	$ 14,380,274	$ 21,876,768